Unaudited Condensed Interim Consolidated Statements of Shareholders’ Equity - USD ($)	Share capital Fair value of RSUs issued at $1.84 per share	Share capital Fair value of RSUs issued at $1.11 per share	Share capital Fair value of RSU’s issued at $0.97 per share	Share capital Fair value of RSU’s issued at $0.83 per share	Share capital Fair value of RSU’s issued at $0.71 per share	Share capital Fair value of RSU’s issued at $0.26 per share	Share capital Fair value of RSU’s issued at $0.23 per share	Share capital	Contributed surplus Fair value of RSUs issued at $1.84 per share	Contributed surplus Fair value of RSUs issued at $1.11 per share	Contributed surplus	Other reserves Fair value of RSUs issued at $1.84 per share	Other reserves Fair value of RSUs issued at $1.11 per share	Other reserves Fair value of RSU’s issued at $0.97 per share	Other reserves Fair value of RSU’s issued at $0.83 per share	Other reserves Fair value of RSU’s issued at $0.71 per share	Other reserves Fair value of RSU’s issued at $0.26 per share	Other reserves Fair value of RSU’s issued at $0.23 per share	Other reserves	Accumulated deficit Fair value of RSUs issued at $1.84 per share	Accumulated deficit Fair value of RSUs issued at $1.11 per share	Accumulated deficit Fair value of RSU’s issued at $0.97 per share	Accumulated deficit Fair value of RSU’s issued at $0.83 per share	Accumulated deficit Fair value of RSU’s issued at $0.71 per share	Accumulated deficit Fair value of RSU’s issued at $0.26 per share	Accumulated deficit Fair value of RSU’s issued at $0.23 per share	Accumulated deficit	Accumulated other comprehensive loss Fair value of RSUs issued at $1.84 per share	Accumulated other comprehensive loss Fair value of RSUs issued at $1.11 per share	Accumulated other comprehensive loss Fair value of RSU’s issued at $0.97 per share	Accumulated other comprehensive loss Fair value of RSU’s issued at $0.83 per share	Accumulated other comprehensive loss Fair value of RSU’s issued at $0.71 per share	Accumulated other comprehensive loss Fair value of RSU’s issued at $0.26 per share	Accumulated other comprehensive loss Fair value of RSU’s issued at $0.23 per share	Accumulated other comprehensive loss	Fair value of RSUs issued at $1.84 per share	Fair value of RSUs issued at $1.11 per share	Fair value of RSU’s issued at $0.97 per share	Fair value of RSU’s issued at $0.83 per share	Fair value of RSU’s issued at $0.71 per share	Fair value of RSU’s issued at $0.26 per share	Fair value of RSU’s issued at $0.23 per share	Total
Balance at Dec. 31, 2018								$ 10																			$ (1,467,480)																$ (1,467,470)
Effective of change in par value								(7)											7
Share issuance								156																																			156
Net loss																											(1,394,641)																(1,394,641)
Translation adjustment																																			(42,566)								(42,566)
Balance at Dec. 31, 2019								159											7								(2,862,121)								(42,566)								(2,904,521)
Share issuance								1,477																																			1,477
Contribution to reserves by owners of the Company																			21,046																								21,046
Net loss																											(2,300,571)																(2,300,571)
Translation adjustment																																			150,626								150,626
Balance (Previously stated) at Dec. 31, 2020								159											21,053								(5,162,692)								108,060								(5,031,943)
Balance at Dec. 31, 2020								1,636											21,053								(5,162,692)								108,060								(5,031,943)
Fair value of RSU’s issued
Net loss | Previously stated																											(8,131,197)																(8,131,197)
Net loss																											(8,131,197)																(8,131,197)
Translation adjustment | Previously stated																																			110,042								110,042
Translation adjustment																																			110,042								110,042
Balance (Previously stated) at Dec. 31, 2021								7,255,695											3,618,670								(13,293,889)								218,102								(2,201,422)
Balance at Dec. 31, 2021																																											7,255,695
Recapitalization | Previously stated																			3,597,617																								35,977
Recapitalization																			3,597,617																								3,597,617
Issuance of shares for cash, net of costs | Previously stated								5,054,059																																			5,054,059
Issuance of shares for cash, net of costs								5,054,059																																			5,054,059
Shares for debt | Previously stated								2,200,000																																			2,200,000
Shares for debt								2,200,000																																			2,200,000
Issuance of shares for Holigen Acquisition | Previously stated								16,131,000																																			16,131,000
Issuance of shares to ASDT | Previously stated								2,174,908																																			2,174,908
Issuance of shares from private placement | Previously stated								298,684																																			298,684
Issuance of shares from IPO | Previously stated								14,682,078																																			14,682,078
Issuance of shares upon conversion of note | Previously stated								6,559,000																																			6,559,000
Loss of control of Bophelo Bio | Previously stated								(156)											(3,597,619)								3,863,601								(232,712)								33,114
Stock-based compensation | Previously stated											576,340																																576,340
Net loss | Previously stated																											(2,593,744)																(2,593,744)
Net loss																																											(2,593,744)
Translation adjustment | Previously stated																																			(1,019,498)								(1,019,498)
Translation adjustment																																											(1,019,498)
Balance (Previously stated) at Jun. 30, 2022								47,101,209			576,340								21,051								(12,024,032)								(1,034,108)								34,640,460
Balance (Previously stated) at Dec. 31, 2021								7,255,695											3,618,670								(13,293,889)								218,102								(2,201,422)
Balance at Dec. 31, 2021																																											7,255,695
Issuance of shares for Holigen Acquisition								16,131,000																																			16,131,000
Issuance of shares to ASDT								2,124,615																																			2,124,615
Issuance of shares from private placement								278,481																																			278,481
Issuance of shares from IPO								14,654,593																																			14,654,593
Issuance of shares upon conversion of note								6,559,000																																			6,559,000
Loss of control of Bophelo Bio								(156)											(3,597,617)								3,863,601								(290,216)								(24,388)
Fair value of RSU’s issued			$ 1,090,832	$ 560,135	$ 431,757	$ 210,740	$ 138,000																															$ 1,090,832	$ 560,135	$ 431,757	$ 210,740	$ 138,000	2,498,754
Net loss																											(11,657,674)																(11,657,674)
Translation adjustment																																			(1,395,508)								(1,395,508)
Balance (Previously stated) at Dec. 31, 2022								49,434,692											21,053								(21,087,962)								(1,467,622)								26,900,161
Balance at Dec. 31, 2022																																											49,434,692
Fair value of RSU’s issued | Previously stated	$ 774,736	$ 179,037																																		$ 774,736	$ 179,037
Cancelled shares | Previously stated								(200,014)																																			(200,014)
Net loss | Previously stated																											(5,877,882)																(5,877,882)
Net loss																																											(5,877,882)
Translation adjustment | Previously stated																																			(126,995)								(126,995)
Translation adjustment																																											(126,995)
Balance (Previously stated) at Jun. 30, 2023								$ 50,188,451											$ 21,053								$ (26,965,844)								$ (1,594,617)								$ 21,649,043